Borrowing Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Borrowing Arrangements [Abstract]
Borrowing Arrangements
5.        Borrowing Arrangements

On May 10, 2013, the Company issued secured promissory notes (the "Notes") with an aggregate principal of $5,000,000 for proceeds of $4,950,000. In conjunction with the issuance of the Notes, proceeds of $50,000 were received in exchange for 5,000,000 shares of Series A-1 Preferred Stock. Also, on May 17, 2013, proceeds of $1,498,526 were received in exchange for shares of Series A-2 Preferred stock to substantially the same investors. Total proceeds from the Notes, Series A-1 Preferred Stock, and Series A-2 Preferred Stock were allocated to each instrument using the relative fair value method. The fair value allocated to the Notes was $2,557,111. Further discussion regarding the allocation of proceeds is included in Note 6. On March 26, 2014, the Notes were amended and restated to allow for conversion to common stock and to amend the interest rate. In conjunction with the amendment, the Company recorded a loss on extinguishment of the Notes of $2,403,193 in the accompanying statements of operations.

On March 26, 2014, the Company issued convertible promissory notes (the "March 2014 Notes") with an aggregate principal of $3,000,000 with similar terms and conditions as the Notes.

The Notes and March 2014 Notes (collectively, the "Convertible Notes") are payable in quarterly installments beginning in October 2014 through July 2018 and bear interest at 4% per annum. If and when the Convertible Notes are fully collateralized by restricted cash, the interest rate will be reduced to 2%. The notes are secured by certain patents and other assets of the Company and all principal and accrued but unpaid interest is due upon maturity. The Convertible Notes may be converted to a number of shares of common stock at the option of the holder by dividing the conversion amount by $7.50. The maturity date of the notes may be accelerated upon certain events of default or change in control. The merger agreement discussed in Notes 10 and 11 did not constitute a change of control, as defined. Upon such events, the notes may be redeemed for 125% of the principal to be redeemed plus accrued but unpaid interest and late charges, if any. Further discussion regarding the fair value measurement of the redemption provision is included in Note 4. The outstanding principal and accrued interest on the notes as of March 31, 2014 was $8,009,222, net of an unamortized discount of $284,172.

On December 19, 2013 and December 31, 2013, the Company issued promissory notes (the "December 2013 Notes") to the Company’s Chief Executive Officer, a related party, for $3,000,000 and $100,000 totaling an aggregate principal of $3,100,000. The Company also incurred a loan origination fee of $60,000 upon issuance of the notes. The December 2013 Notes, originally scheduled to mature in February 2014, were extended to August 31, 2014 and bear interest at 2% per annum. The Company fully repaid the $100,000 unsecured related party note as part of the December 2013 Notes. The $3,000,000 note was secured by certain patent assets of the Company and all principal and accrued but unpaid interest on the December 2013 Notes were due upon maturity.

On February 10, 2014, the Company obtained an unsecured promissory note receivable (the "Note Receivable") from the Company’s Chief Executive Officer, a related party, with an aggregate principal of $3,000,000. The Note Receivable which matures on August 31, 2014 bears interest at 2% per annum. All principal and accrued but unpaid interest is receivable upon maturity. The Note Receivable includes a full right of offset with the December 2013 Notes. The Company’s board of directors, excluding the Chief Executive Officer’s vote, approved the Note Receivable prior to issuance. Effective February 11, 2014, the December 2013 Notes and Note Receivable were fully offset and deemed paid.

Total convertible notes payable at March 31, 2014 are comprised of the following:

Total convertible notes payable outstanding	$8,000,000
Less: unamortized discount	(284,172)

Convertible notes payable, net of discount	$7,715,828

Amortization of the discount on convertible notes payable is computed using the straight line method over the note term and is included in interest expense in the accompanying statements of operations. The straight line method of amortization is not materially different than the effective interest method. Amortization of the discount was $151,289 for the three months ended March 31, 2014 and $504,298 for the period from January 12, 2012 (inception) to March 31, 2014.

5.	Promissory Notes Payable

On May 10, 2013, the Company issued secured promissory notes (the “Notes”) with an aggregate principal of $5,000,000 for proceeds of $4,950,000. In conjunction with the issuance of the Notes, proceeds of $50,000 were received in exchange for 5,000,000 shares of Series A-1 Preferred Stock. Also, on May 17, 2013, proceeds of $1,498,526 were received in exchange for shares of Series A-2 Preferred stock to substantially the same investors. Total proceeds from the Notes, Series A-1 Preferred Stock, and Series A-2 Preferred Stock were allocated to each instrument using the relative fair value method. The fair value allocated to the Notes was $2,557,111. Further discussion regarding the allocation of proceeds is included in Note 6.

The Notes, which mature on May 10, 2018, bear interest at 0.40% per annum until the second anniversary of the issuance date and 10% per annum thereafter. The notes are secured by certain patent assets of the Company and all principal and accrued but unpaid interest is due upon maturity. The maturity date of the Notes may be accelerated upon certain events of default or change in control. Upon such events, the Notes may be redeemed for 125% of the principal to be redeemed plus accrued but unpaid interest and late charges, if any. Further discussion regarding the fair value measurement of the redemption provision is included in Note 4. The outstanding principal and accrued interest on the Notes as of December 31, 2013 was $5,000,000, net of an unamortized discount of $2,672,783.

On December 19, 2013 and December 31, 2013, the Company issued promissory notes (the “December 2013 Notes”) to the Company’s Chief Executive Officer, a related party, for $3,000,000 and $100,000 totaling an aggregate principal of $3,100,000. The Company also incurred a loan origination fee of $60,000 upon issuance of the notes which has been accrued as of December 31, 2013 in accounts payable. The December 2013 Notes which were originally scheduled to mature on February 7, 2014 and February 14, 2014, bear interest at 2% per annum, and were extended as discussed in Note 10. The $3,000,000 note is secured by certain patent assets of the Company and all principal and accrued but unpaid interest on the December 2013 Notes are due upon maturity. The outstanding principal and accrued interest on the December 2013 Notes as of December 31, 2013 was $3,100,000.

Total promissory notes at December 31, 2013 are comprised of the following:

Total promissory notes outstanding	$8,100,000
Less: unamortized discount	(2,672,783)

Promissory notes, net of discount	$5,427,217

Amortization of the discount on promissory notes payable is computed using the straight line method over the note term and is included in interest expense in the accompanying statements of operations. Amortization of the discount was $353,009 for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013.